Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

14. Income Taxes

The Company is registered in the Cayman Islands. The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2023, 2024 and 2025.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law and its implementation rules also permit qualified “high and new technology enterprises,” or HNTEs, to enjoy a preferential enterprise income tax rate of 15% upon filing with the tax authorities. The qualification as a HNTE is generally effective for a term of three years and the renewal of such qualification is subject to review by the authorities in China. Nanjing Tuniu originally obtained its HNTE certificate in 2010 with a valid period of three years and successfully obtained the third renewal of such certificate in December 2022 for another three years. Tuniu Nanjing Information Technology obtained its HNTE certificate in 2017 with a valid period of three years and successfully obtained its second renewal of such a certificate in December 2023 for another three years. Therefore, Nanjing Tuniu and Tuniu Nanjing Information Technology are eligible to enjoy a preferential tax rate of 15% in 2025 to the extent they have taxable income under the EIT Law, as long as they maintain the HNTE qualifications and duly conduct relevant EIT filing procedures with the relevant tax authorities.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of mainland China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within mainland China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with mainland China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with mainland China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in mainland China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

14. Income Taxes - continued

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2023	2024
	%	%
PRC Statutory income tax rates	25.0	25.0
Change in valuation allowance	24.1	(18.7)
R&D expenses super-deduction	3.6	(4.4)
Non-deductible expenses and non-taxable income incurred	(48.5)	0.6
Difference in EIT rates of certain subsidiaries	0.7	2.1
Effect of preferential income tax rates	(6.3)	(5.6)
Total	(1.4)	(1.0)

	For the Years Ended December 31,
	2025
	RMB	US$	%

	(in thousands, except percentages)
Loss/(income) before income taxes computed at PRC statutory income tax rate	(7,625)	(1,090)	25.0
Foreign tax effect
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(1,243)	(178)	4.1
Cayman
Statutory tax rate difference between Cayman and PRC	1,376	197	(4.5)
Other foreign jurisdictions	50	7	(0.2)
Other adjustments
Effect of preferential income tax rates	981	140	(3.2)
Research and development tax credits	4,706	673	(15.4)
Others	(1,666)	(239)	5.5
Change of valuation allowance	4,846	693	(15.9)
Income tax expense	1,425	204	(4.7)

The PRC statutory tax rate of 25% is used for the effective tax rate reconciliation as substantially all of the Group’s operations are based in the PRC for the years ended December 31, 2023, 2024 and 2025.

The entities with preferential income tax were still in cumulative losses position with full allowance provided for deferred tax assets, and therefore, the income tax and per-share effects of the preferential income tax were nil for the years ended December 31, 2023, 2024 and 2025.

For the year ended December 31, 2025, income taxes paid amounted to RMB1,394 (US$199) in mainland China.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits and did not recognize any penalties as income tax expense.

14. Income Taxes - continued

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	6,954	5,624	804
Net operating loss carry forwards	277,353	204,020	29,175
Carryforwards of deductible advertising expenses	10,648	10,648	1,523
Impairment of non-financial assets	8,407	8,407	1,202
Remeasurement and impairment of long-term investments	6,595	8,634	1,235
Allowance for credit losses	233,038	232,216	33,206
Subtotal	542,995	469,549	67,145
Less: valuation allowance	(542,995)	(469,549)	(67,145)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(5,151)	(4,534)	(648)
Total non-current deferred tax liabilities, net	(5,151)	(4,534)	(648)

As of December 31, 2025, the Group had net operating loss carryforwards of RMB1,381,017 which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is generally five years. Nanjing Tuniu and Tuniu Nanjing Information Technology, as HNTEs, are eligible to enjoy the extended period for the tax losses carry-forward from 5 years to 10 years. The net operating loss carry forward of the Group will start to expire in 2025 for the amount of RMB439,784 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2026 and 2034. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

The Group did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of certain foreign subsidiaries during the years presented on the basis of its current intent to permanently reinvest its foreign subsidiaries’ earnings.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2024 and 2025, valuation allowances of RMB542,995 and RMB469,549 were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	757,126	672,210	542,995	77,647
Additions	18,027	43,477	45,230	6,468
Written-off for expiration of net operating losses	(60,924)	(113,427)	(100,146)	(14,320)
Utilization of previously unrecognized tax losses and timing difference	(42,019)	(59,265)	(18,530)	(2,650)
Balance at the end of the year	672,210	542,995	469,549	67,145